RELATED PARTY TRANSACTIONS Leasing transactions (Details) - Ship Finance International Limited [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Related party transactions, Charterhire Paid Including Principal and Interest	$ 29,660	$ 40,530
Interest Expense, Related Party	10,069	14,364
Financing Leases Contingent Rentals	13,145	12,456
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	$ 259,117	$ 330,332